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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09221

            The Community Reinvestment Act Qualified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                1830 Main Street
                                    Suite 204
                                Weston, FL 33326
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end:    5/31/2006

Date of reporting period:   5/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  ANNUAL REPORT.

The Annual Report to Shareholders for the fiscal year ended May 31, 2006 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) is filed herewith.

                                                                   THE COMMUNITY
                                                                REINVESTMENT ACT
                                                       QUALIFIED INVESTMENT FUND
                                                                    (THE "FUND")




--------------------------------------------------------------------------------
ANNUAL REPORT 2006
--------------------------------------------------------------------------------













                                                                 [LOGO]  CRAFund
                                                                        --------
                                                                        Advisors

Dear Shareholder:

On behalf of the Board of Trustees of The Community Reinvestment Act Qualified Investment Fund, I am pleased to present the Annual Report to Shareholders for the year ended May 31, 2006.

Once again, the CRA Qualified Investment Fund demonstrated outstanding asset growth, consistent financial performance, and most importantly, continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund surpassed $1.5 billion invested in targeted, community development securities.

The impact of the Fund's investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of CRAFund Advisors, registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

/s/ John Taylor

John Taylor

Chairman, Board of Trustees

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Manager's Discussion & Analysis                             2-3

Fund Profile                                                4

Expenses                                                    5

Schedule of Investments                                     6-18

Statement of Assets and Liabilities                         19

Statement of Operations                                     20

Statement of Changes in Net Assets                          21

Financial Highlights                                        22

Notes to Financial Statements                               23-27

Report of Independent Registered
  Public Accounting Firm                                    28

Trustees and Officers                                       29-30

Approval of Advisory Agreement                              31

                                                                 [LOGO] CRAFund
                                                                        --------
                                                                        Advisors

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION & ANALYSIS

The economy, as measured by U.S. gross domestic product, grew by 3.5% in calendar year 2005. The Federal Reserve continued its policy of measured interest rate increases begun in June 2004. Over the course of the fiscal year ended May 31, 2006, the Federal Open Market Committee increased the short-term Federal Funds rate a total of eight times from 3.00% to 5.00%.

Interest rates rose across the Treasury yield curve with the 10-year benchmark yielding 5.12% by May 31, 2006 compared to 3.98% on May 31, 2005. The overall yield curve flattened during the period, as evidenced by the spread differential between two-year and ten-year treasuries, which narrowed from 41 basis points to 9 basis points. Corporate and mortgage spreads narrowed as well during the fiscal year.

Inflation, as measured by the core consumer price index, rose 2.1% in May 2006 from a year earlier. The unemployment rate dropped to 4.6% from 5.1% during the fiscal year.

The CRA Qualified Investment Fund continued to perform consistently versus its peers. Factors that contributed positively to performance included an increased allocation to single family mortgage-backed securities and collateralized mortgage obligations.

For the twelve-month period ended May 31, 2006, the Fund had a total return of -1.07%. For the same period the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, had a total return of -0.48%.*

CRAFund Advisors continues to manage the duration of the Fund in a narrow (20%) band around that of the Lehman Brothers Aggregate Bond Index. At the end of May 2006, the duration of investments held by the Fund was 5.25 years versus the Index's duration of 4.79 years. In anticipation of interest rates remaining range-bound, we plan to manage the duration of the Fund similar to or slightly below that of the Index.

*Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This shareholder report may contain certain forward-looking statements concerning the Fund that may affect the performance of the Fund in the future. These statements are based on Fund management's prediction and expectations concerning future events, such as changes in the levels of interest rates. Fund management believes these forward-looking statements to be reasonable, although they are inherently uncertain. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

--------------------------------------------------------------------------------

                                                                                        August 30, 1999
                                           One Year Ended        Five Years Ended           through
                                            May 31, 2006             May 31, 2006        May 31, 2006
Annual Total Returns
-------------------------------------------------------------------------------------------------------
The Community Reinvestment Act
  Qualified Investment Fund                    (1.07)%                   4.43%               5.06%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate
  Bond Index                                   (0.48)%                   5.00%               6.05%
-------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. Domestic
  Master Index                                 (0.50)%                   5.07%               6.07%

[The following data represents a line graph depicted in the printed material.]

Annual Total Returns

                  CRA Fund      Lehman Aggregate    Merrill Lynch
                  --------      ----------------    -------------

  08/30/99        250,000           250,000            250,000
  11/30/99        249,622           253,816            253,677
  02/29/00        250,790           254,811            254,575
  05/31/00        253,240           257,311            257,379
  08/31/00        262,963           268,890            268,745
  11/30/00        270,724           276,823            276,908
  02/28/01        281,555           289,065            288,935
  05/31/01        281,003           291,057            290,731
  08/31/01        291,451           302,109            301,575
  11/30/01        296,192           307,723            307,616
  02/28/02        298,517           311,229            310,887
  05/31/02        301,017           314,638            314,122
  08/31/02        315,492           326,610            326,678
  11/30/02        317,189           330,301            330,561
  02/28/03        329,306           342,082            342,422
  05/31/03        337,485           351,064            351,382
  08/31/03        325,437           340,835            341,270
  11/30/03        330,815           347,424            347,855
  02/29/04        339,546           357,612            357,872
  05/31/04        332,062           349,512            349,786
  08/31/04        343,037           361,743            362,175
  11/30/04        342,804           362,848            363,084
  02/28/05        345,614           366,312            366,825
 5/31/2005        352,800           373,356            374,197
 8/31/2005        355,793           376,746            377,783
11/30/2005        350,327           371,550            372,412
 2/28/2006        353,702           376,347            377,257
 5/31/2006        349,007           371,581            372,310

The above illustration compares a $250,000 investment made in the Fund to two broad based indices, the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") and the Merrill Lynch U.S. Domestic Master Index (the "Merrill Lynch Index"), since 08/30/99 (inception date). The Aggregate Bond Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Merrill Lynch Index is comprised of outstanding debt of the U.S. Treasury Note and Bond, U.S. Agency, Mortgage Pass-through and U.S. Investment Grade Corporate Bond markets. The Aggregate Bond Index has replaced the Merrill Lynch Index as the Fund's performance benchmark. The Advisor believes that the Aggregate Bond Index is a more widely recognized benchmark and is more representative of the securities held by the Fund. In general, the Advisor believes that the Aggregate Bond Index is a good proxy for use as a comparison to the Fund's performance. However, the Advisor believes that there are differences between the portfolio of investments of the Aggregate Bond Index and the Fund.

Past performance can not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund's performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
Fund Profile May 31, 2006 (Unaudited)

Top Ten Holdings*
(% of Net Assets)

  GNMA Pool 2005-59 B, 4.816%, 10/16/2029                                 3.65%
  Virginia Housing Development Authority, 5.50%, 06/25/2034               1.75%
  FNMA Pool 826613, 6.00%, 07/01/2035                                     1.55%
  Texas Department of Housing & Community Affairs, 7.01%, 09/01/2026      1.34%
  Community Reinvestment Revenue Notes, 5.50%, 04/25/2035                 1.27%
  Florida Housing Finance Corp., 5.06%, 01/01/2045                        1.22%
  GNMA Pool 2005-87 A, 4.449%, 05/16/2025                                 1.20%
  Maryland Community Development Administration, 4.94%, 05/15/2036        1.17%
  FNMA Pool TBA, 5.94%, 07/01/2024                                        1.08%
  Charlotte County Florida Housing Finance, 5.01%, 07/01/2037             1.08%
                                                                        ------
                                                                         15.31%
                                                                        ======

Asset Allocation
(% of Net Assets)

  Department of Agriculture                                               0.12%
  FGLMC Single Family                                                    14.34%
  FHA Project Loan                                                        1.42%
  FNMA Multi Family                                                      18.08%
  FNMA Single Family                                                     12.12%
  GNMA Multi Family                                                      15.71%
  GNMA Single Family                                                      0.05%
  HUD                                                                     0.02%
  SBA                                                                     1.57%
  Municipal Bonds                                                        34.54%
  Miscellaneous Investments                                               1.28%
  Short Term Investments                                                  3.52%
  Liabilities in Excess of Other Assets                                  (2.77)%
                                                                        ------
                                                                        100.00%
                                                                        ======

*Excludes Short-Term Investments

--------------------------------------------------------------------------------
Expenses May 31, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect costs, including management fees, distribution (12b-1) fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2005 and held for the six-month period ended May 31, 2006.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

--------------------------------------------------------------------------------
                                                                 Expenses Paid
                                                                 During Period*
                          Beginning            Ending           December 1, 2005
                        Account Value       Account Value           Through
                       December 1, 2005      May 31, 2006         May 31, 2006
--------------------------------------------------------------------------------
Actual                  $ 1,000.00         $   996.20               $  4.83
Hypothetical
   (5% return before
      expenses)           1,000.00           1,020.09                  4.89
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.97%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.38)% for the fiscal period of December 1, 2005 to May 31, 2006.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
Schedule of Investments May 31, 2006

                                                       Principal
                                                         Amount        Value
                                                       ----------  ------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 63.43%
Department of Agriculture - 0.12%
U.S. Department of Agriculture, 6.05%, 06/01/2031 (a)     805,500  $    811,058
                                                                   ------------
   FGLMC Single Family - 14.34%
   Pool A15504, 5.00%, 10/01/2033                         959,176       903,047
   Pool A19041, 5.00%, 02/01/2034                         858,247       806,940
   Pool A20319, 5.00%, 03/01/2034                         928,822       873,296
   Pool A23251, 5.00%, 05/01/2034                         718,289       675,349
   Pool A30453, 5.00%, 12/01/2034                         790,339       743,092
   Pool A33164, 5.00%, 01/01/2035                         744,613       700,099
   Pool A34544, 5.00%, 04/01/2035                       3,078,696     2,888,147
   Pool A38831, 5.00%, 04/01/2035                       1,713,037     1,607,012
   Pool A40763, 5.00%, 12/01/2035                         998,832       937,012
   Pool A42100, 5.00%, 01/01/2036                       1,107,816     1,039,250
   Pool A45069, 5.00%, 05/01/2035                         878,576       824,199
   Pool A45529, 5.00%, 06/01/2035                       3,871,635     3,632,008
   Pool A46125, 5.00%, 07/01/2035                       3,897,561     3,656,329
   Pool A46739, 5.00%, 08/01/2035                       1,261,016     1,182,968
   Pool A47419, 5.00%, 10/01/2035                       1,331,692     1,249,270
   Pool A47548, 5.00%, 11/01/2035                       2,026,134     1,900,731
   Pool B31700, 5.00%, 07/01/2035                         764,323       717,017
   Pool A15506, 5.50%, 10/01/2033                       1,675,794     1,621,380
   Pool A16092, 5.50%, 11/01/2033                       1,336,602     1,293,201
   Pool A16466, 5.50%, 11/01/2033                       1,371,583     1,327,046
   Pool A17987, 5.50%, 01/01/2034                       1,454,995     1,405,943
   Pool A18418, 5.50%, 01/01/2034                       1,196,175     1,155,848
   Pool A19042, 5.50%, 02/01/2034                       1,135,806     1,097,515
   Pool A19043, 5.50%, 02/01/2034                       2,016,986     1,948,987
   Pool A23250, 5.50%, 05/01/2034                       1,071,873     1,035,737
   Pool A26091, 5.50%, 08/01/2034                       3,193,649     3,085,981
   Pool A28167, 5.50%, 10/01/2034                       1,620,483     1,565,852
   Pool A30452, 5.50%, 12/01/2034                       1,705,045     1,647,563
   Pool A33163, 5.50%, 01/01/2035                       1,624,580     1,566,741
   Pool A34530, 5.50%, 04/01/2035                       1,386,994     1,337,615
   Pool A38281, 5.50%, 08/01/2035                         694,987       670,244
   Pool A37325, 5.50%, 08/01/2035                       1,115,960     1,076,230
   Pool A38484, 5.50%, 10/01/2035                       1,468,625     1,416,339
   Pool A40186, 5.50%, 11/01/2035                       1,475,949     1,423,402
   Pool A40764, 5.50%, 12/01/2035                       1,786,138     1,722,548
   Pool A42101, 5.50%, 01/01/2036                       3,054,889     2,946,129
   Pool A43744, 5.50%, 03/01/2036                       1,077,631     1,038,628
   Pool A44641, 5.50%, 04/01/2036                       1,415,287     1,364,064
   Pool A45404, 5.50%, 06/01/2035                       1,402,411     1,352,482
   Pool A46469, 5.50%, 07/01/2035                       1,018,497       982,237
   Pool A46750, 5.50%, 08/01/2035                       1,559,950     1,504,412
   Pool A46861, 5.50%, 09/01/2035                       1,250,744     1,208,577
   Pool A47421, 5.50%, 10/01/2035                       1,433,041     1,382,022
   Pool A47557, 5.50%, 11/01/2035                       1,238,972     1,194,862
   Pool C72447, 5.50%, 10/01/2032                         751,381       727,234
   Pool C72677, 5.50%, 11/01/2032                         741,665       717,830
   Pool C74225, 5.50%, 11/01/2032                         732,781       709,232
   Pool C75088, 5.50%, 12/01/2032                         675,123       653,426
   Pool C79010, 5.50%, 04/01/2033                       1,187,779     1,149,211
   Pool C79063, 5.50%, 04/01/2033                         746,251       722,020
   Pool A15513, 6.00%, 10/01/2033                         329,757       326,965
   Pool A26090, 6.00%, 08/01/2034                         697,759       691,260

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------

   Pool A40185, 6.00%, 11/01/2035                         486,467       481,256
   Pool A40766, 6.00%, 12/01/2035                       1,017,814     1,006,911
   Pool A42102, 6.00%, 01/01/2036                       1,125,599     1,113,541
   Pool A42806, 6.00%, 02/01/2036                       3,030,151     2,997,692
   Pool A43728, 6.00%, 03/01/2036                       1,477,478     1,460,940
   Pool A43745, 6.00%, 03/01/2036                       2,910,307     2,879,131
   Pool A44642, 6.00%, 04/01/2036                       2,560,749     2,533,318
   Pool A49014, 6.00%, 05/01/2036                       3,822,240     3,779,458
   Pool B31165, 6.00%, 12/01/2031                         412,500       409,430
   Pool C61762, 6.00%, 12/01/2031                         120,046       119,152
   Pool C70994, 6.00%, 09/01/2032                         419,335       415,900
   Pool C72004, 6.00%, 09/01/2032                         416,747       413,333
   Pool C74224, 6.00%, 11/01/2032                         298,405       295,960
   Pool C74648, 6.00%, 11/01/2032                         513,289       509,084
   Pool C74651, 6.00%, 11/01/2032                          61,952        61,445
   Pool C75089, 6.00%, 12/01/2032                         383,483       380,342
   Pool C76059, 6.00%, 01/01/2033                         688,503       682,863
   Pool C77393, 6.00%, 02/01/2033                         487,376       483,249
   Pool B31166, 6.50%, 12/01/2031                         213,663       216,805
   Pool C38992, 6.50%, 12/01/2029                         382,142       388,284
   Pool C50755, 6.50%, 03/01/2031                         111,675       113,317
   Pool C54246, 6.50%, 07/01/2031                          79,181        80,345
   Pool C58863, 6.50%, 09/01/2031                          85,342        86,633
   Pool C59148, 6.50%, 10/01/2031                          92,709        94,072
   Pool C61764, 6.50%, 12/01/2031                         184,341       187,051
   Pool C63392, 6.50%, 01/01/2032                         181,823       184,336
   Pool C64625, 6.50%, 02/01/2032                         258,598       262,171
   Pool C65420, 6.50%, 03/01/2032                         249,950       253,404
   Pool C66762, 6.50%, 05/01/2032                         139,565       141,494
   Pool C66763, 6.50%, 05/01/2032                         663,145       672,309
   Pool C66830, 6.50%, 05/01/2032                         206,777       209,635
   Pool C68518, 6.50%, 06/01/2032                         219,607       222,641
   Pool C72446, 6.50%, 08/01/2032                         371,469       376,602
   Pool C41299, 7.50%, 08/01/2030                          98,051       101,923
                                                                   ------------
                                                                     93,018,556
                                                                   ------------
   FHA Project Loan - 1.42%
   FHA Project Loan
   034-35271, 6.95%, 01/01/2033(a)                        421,234       423,256
   034-35272, 6.95%, 01/01/2033 (a)                       415,720       417,715
   WM 2002-1, 7.43%, 08/01/2019 (a)                     1,723,777     1,725,500
   031-43178, 8.40%, 05/25/2030 (a)                     4,680,762     4,891,397

   Reilly
   130, 7.43%, 08/25/2021 (a)                           1,747,886     1,749,634
                                                                   ------------
                                                                      9,207,502
                                                                   ------------
   FNMA Multi Family - 18.08%
   Pool 386380, 4.35%, 07/01/2010                         480,196       443,182
   Pool 386418, 4.495%, 08/01/2013                      2,400,089     2,231,204
   Pool 386925, 4.505%, 04/01/2014                      2,610,169     2,413,383
   Pool 387459, 4.48%, 06/01/2011                       1,040,294     1,006,354
   Pool 386084, 4.4.712%, 01/01/2012                      124,042       119,899
   Pool 386219, 4.753%, 06/01/2013                      2,876,459     2,714,920
   Pool 386947, 4.774%, 11/01/2014                      1,958,291     1,833,877
   Pool 386602, 4.815%, 10/01/2013                      2,898,461     2,737,956
   Pool 386432, 4.75%, 08/01/2013                       1,130,478     1,073,801
   Pool 387425, 4.918%, 06/01/2015                      5,925,615     5,575,903

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

   Pool 386862, 4.78%, 05/01/2014                       1,944,597     1,847,202
   Pool 387286, 4.939%, 03/01/2015                      4,534,241     4,277,231
   Pool 387240, 4.949%, 03/01/2013                        688,977       659,836
   Pool 387159, 4.991%, 12/01/2014                      1,162,269     1,101,535
   Pool 387284, 4.84%, 03/01/2015                         984,211       931,026
   Pool 387273, 4.89%, 02/01/2015                       1,278,158     1,214,080
   Pool 387277, 4.89%, 02/01/2015                       1,376,478     1,307,471
   Pool 386968, 5.084%, 05/01/2014                      5,563,774     5,319,725
   Pool 386582, 4.93%, 10/01/2012                       1,468,874     1,412,222
   Pool 387202, 5.146%, 12/01/2014                      6,302,544     6,038,600
   Pool 387560, 4.98%, 09/01/2015                       3,431,216     3,267,300
   Pool 387109, 5.187%, 09/01/2014                      1,961,999     1,878,848
   Pool 387517, 5.02%, 08/01/2020                       1,981,442     1,857,693
   Pool 386980, 5.208%, 06/01/2014                      1,268,027     1,217,860
   Pool 873236, 5.09%, 02/01/2016                         996,935       953,997
   Pool 386106, 5.10%, 10/01/2018                         260,769       246,222
   Pool 387433, 5.11%, 06/01/2023                         988,793       915,110
   Pool 387289, 5.12%, 07/01/2029                       3,671,562     3,400,546
   Pool 873384, 5.17%, 02/01/2021                         998,262       946,997
   Pool 386104, 5.185%, 04/01/2021                        382,267       357,646
   Pool 387215, 5.19%, 01/01/2023                         769,052       710,680
   Pool 387216, 5.19%, 01/01/2023                         600,247       550,444
   Pool 387438, 5.18%, 06/01/2020                         494,365       463,499
   Pool 387446, 5.22%, 06/01/2020                       3,968,234     3,768,513
   Pool 385993, 5.404%, 04/01/2021                        963,163       923,681
   Pool 386892, 5.23%, 04/01/2022                         564,425       530,173
   Pool 387452, 5.25%, 06/01/2035                         791,266       755,719
   Pool 873414, 5.285%, 02/01/2024                      1,794,551     1,720,003
   Pool 387349, 5.31%, 04/01/2020                       2,269,382     2,160,647
   Pool 387312, 5.33%, 04/01/2035                       2,960,948     2,839,887
   Pool 873470, 5.42%, 03/01/2016                       2,077,962     2,033,934
   Pool 387399, 5.46%, 08/01/2020                         298,624       290,715
   Pool 387158, 5.662%, 11/01/2022                        983,849       942,245
   Pool 873550, 5.55%, 04/01/2024 (a)                   1,745,767     1,681,174
   Pool 386730, 5.56%, 01/01/2022                       3,306,659     3,142,560
   Pool 386969, 5.89%, 05/01/2009 (a)                     493,399       492,067
   Pool 387708, 5.70%, 11/01/2015                         762,377       761,365
   Pool 386991, 5.86%, 06/01/2022                         245,316       242,864
   Pool 386464, 5.88%, 08/01/2021                       2,817,331     2,778,398
   Pool 873730, 5.88%, 08/01/2023 (a)                   2,443,092     2,434,053
   Pool TBA, 5.94%, 07/01/2024 (a)                      7,000,000     7,011,900
   Pool 387005, 5.95%, 06/01/2022                         742,167       736,668
   Pool 873642, 5.99%, 05/01/2024 (a)                     685,000       688,082
   Pool TBA, 6.03%, 06/01/2016 (a)                      1,500,000     1,525,200
   Pool TBA, 6.04%, 06/01/2016 (a)                      2,000,000     2,035,200
   Pool TBA, 6.10%, 06/01/2024 (a)                      1,338,000     1,358,338
   Pool 387046, 6.11%, 10/01/2022                         646,537       647,798
   Pool 385327, 6.16%, 08/01/2017                         479,718       481,987
   Pool 384215, 6.20%, 09/01/2016                       1,135,842     1,097,686
   Pool 383486, 6.33%, 04/01/2019                         614,679       621,327
   Pool 384990, 6.57%, 04/01/2020                         191,833       194,502
   Pool 384201, 6.799%, 11/01/2026                        792,994       831,003
   Pool 380240, 6.59%, 05/01/2016                       1,028,997     1,024,308
   Pool 384719, 6.59%, 02/01/2017                       1,440,470     1,496,284
   Pool 383604, 6.645%, 05/01/2016                        660,023       678,090
   Pool 383145, 6.85%, 02/01/2019                       2,026,114     2,108,190
   Pool 385051, 6.89%, 05/01/2020                       2,312,900     2,424,897
   Pool 385052, 6.89%, 05/01/2020                         739,123       774,979
   Pool 386046, 7.22%, 04/01/2021                       2,819,261     3,031,749
                                                                   ------------
                                                                    117,292,435
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
   FNMA Single Family - 12.12%
   Pool 670266, 5.00%, 01/01/2018                         467,512       453,028
   Pool 702422, 5.00%, 06/01/2033                         424,819       400,184
   Pool 755547, 5.00%, 10/01/2033                       1,197,484     1,128,043
   Pool 776854, 5.00%, 11/01/2034                         926,198       871,427
   Pool 779566, 5.00%, 05/01/2034                       1,620,851     1,525,002
   Pool 783885, 5.00%, 12/01/2034                       1,155,377     1,087,053
   Pool 786518, 5.00%, 05/01/2034                       1,181,380     1,111,519
   Pool 808194, 5.00%, 03/01/2035                       1,344,707     1,262,217
   Pool 809308, 5.00%, 01/01/2035                       1,272,858     1,197,588
   Pool 820333, 5.00%, 09/01/2035                       1,658,572     1,556,829
   Pool 829353, 5.00%, 10/01/2035                       1,370,846     1,286,753
   Pool 832752, 5.00%, 08/01/2035                       1,259,698     1,182,423
   Pool 868751, 5.00%, 04/01/2036                       1,797,627     1,686,280
   Pool 674879, 5.50%, 01/01/2033                         212,226       205,236
   Pool 677877, 5.50%, 11/01/2032                         359,801       347,951
   Pool 696281, 5.50%, 02/01/2033                         198,929       192,378
   Pool 720036, 5.50%, 07/01/2033                         695,782       672,675
   Pool 776709, 5.50%, 05/01/2034                         876,748       846,615
   Pool 779567, 5.50%, 05/01/2034                         741,137       715,665
   Pool 783867, 5.50%, 09/01/2034                       1,378,261     1,330,893
   Pool 783869, 5.50%, 11/01/2034                       2,972,327     2,870,174
   Pool 783891, 5.50%, 12/01/2034                       4,062,767     3,923,138
   Pool 783927, 5.50%, 10/01/2034                       2,908,014     2,808,072
   Pool 796896, 5.50%, 10/01/2034                       2,170,475     2,095,880
   Pool 808195, 5.50%, 02/01/2035                         931,379       899,369
   Pool 808202, 5.50%, 01/01/2035                       2,647,902     2,556,899
   Pool 808212, 5.50%, 02/01/2035                       1,306,976     1,262,058
   Pool 809305, 5.50%, 01/01/2035                       1,041,913     1,006,104
   Pool 809306, 5.50%, 01/01/2035                         933,094       901,025
   Pool 809307, 5.50%, 01/01/2035                       2,352,278     2,271,435
   Pool 809309, 5.50%, 01/01/2035                       2,675,220     2,583,278
   Pool 814622, 5.50%, 02/01/2035                       3,589,983     3,459,821
   Pool 815003, 5.50%, 03/01/2035                       1,749,255     1,685,832
   Pool 833181, 5.50%, 09/01/2035                       1,017,380       980,493
   Pool 865616, 5.50%, 02/01/2036                       1,632,647     1,572,335
   Pool 614014, 6.00%, 11/01/2031                         151,769       150,480
   Pool 614022, 6.00%, 11/01/2031                          91,904        91,124
   Pool 624093, 6.00%, 02/01/2032                         349,682       346,714
   Pool 624108, 6.00%, 03/01/2032                         304,733       301,976
   Pool 783736, 6.00%, 07/01/2034                       1,136,013     1,124,325
   Pool 783866, 6.00%, 09/01/2034                       2,612,512     2,585,632
   Pool 783870, 6.00%, 11/01/2034                       1,042,513     1,031,787
   Pool 783925, 6.00%, 10/01/2034                         894,357       885,155
   Pool 786519, 6.00%, 07/01/2034                       1,910,485     1,890,828
   Pool 794353, 6.00%, 08/01/2034                       1,134,547     1,122,874
   Pool 796897, 6.00%, 09/01/2034                         916,485       907,056
   Pool 809310, 6.00%, 01/01/2035                         965,827       955,890
   Pool 826613, 6.00%, 07/01/2035                      10,181,622    10,064,502
   Pool 865614, 6.00%, 02/01/2036                       2,145,365     2,120,687
   Pool 866068, 6.00%, 02/01/2036                       1,554,203     1,535,349
   Pool 868753, 6.00%, 03/01/2036                       1,716,257     1,695,437
   Pool 868754, 6.00%, 03/01/2036                       1,372,418     1,355,769
   Pool 601826, 6.50%, 09/01/2031                          91,600        92,715
   Pool 624109, 6.50%, 03/01/2032                         205,931       208,322
   Pool 641885, 6.50%, 03/01/2032                         182,652       184,773
                                                                   ------------
                                                                     78,587,067
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

   GNMA Multi Family - 15.71%
   Pool 2004-103 A, 3.878%, 12/16/2019                    370,394       359,116
   Pool 2006-8 A, 3.942%, 08/25/2025                    4,415,533     4,250,397
   Pool 2005-79 A, 3.998%, 10/16/2033                   3,664,869     3,525,571
   Pool 2006-9 A, 4.201%, 08/16/2026                    4,903,421     4,718,450
   Pool 2006-3 A, 4.212%, 01/16/2028                    6,198,999     5,976,697
   Pool 2005-59 A, 4.388%, 05/16/2023                   3,992,497     3,893,367
   Pool 2005-87 A, 4.449%, 05/16/2025                   8,030,961     7,797,911
   Pool 2005-10 C, 4.667%, 08/16/2029                   1,000,000       938,922
   Pool 2005-34 B, 4.739%, 04/16/2029                   5,800,000     5,570,221
   Pool 2005-59 B, 4.816%, 10/16/2029                  24,700,000    23,674,802
   Pool 2005-79 C, 4.952%, 11/16/2045                   1,000,000       949,092
   Pool 631787, 4.99%, 06/15/2016                       5,390,000     5,041,989
   Pool 2005-87 B, 5.116%, 01/16/2028                   2,007,300     1,948,605
   Pool 634273, 5.25%, 12/15/2045                       2,667,500     2,544,312
   Pool 634275, 5.25%, 12/15/2025                       1,130,800     1,078,579
   Pool 636349, 5.45%, 10/15/2007                       2,350,000     2,264,585
   Pool 642165, 5.47%, 10/15/2035                       1,815,502     1,777,195
   Pool 634979, 5.50%, 01/15/2036                         462,745       453,643
   Pool 643790, 5.50%, 06/15/2027                       1,217,450     1,197,442
   Pool 593486, 5.545%, 12/15/2045                      3,557,000     3,455,917
   Pool 593488, 5.545%, 12/15/2028                      1,529,200     1,485,743
   Pool 629318, 5.55%, 03/15/2046                         599,362       594,282
   Pool 638907, 5.875%, 01/15/2007                      1,362,100     1,350,229
   Pool 637911, 6.00%, 07/01/2035                         457,710       463,906
   Pool 639306, 6.00%, 01/15/2036                       1,203,280     1,219,630
   Pool 645747, 6.00%, 09/15/2032                         662,986       671,804
   Pool 629306, 6.15%, 09/15/2045                       6,558,447     6,694,260
   Pool 636413, 6.25%, 04/15/2036                       1,281,840     1,316,577
   Pool TBA, 6.25%, 06/01/2036 (a)                        365,000       385,112
   Pool 572704, 6.35%, 12/01/2031                         813,617       819,514
   Pool 536576, 6.75%, 09/15/2036                       1,589,243     1,633,133
   Pool 544414, 6.82%, 04/15/2042                         674,119       706,745
   Pool 583872, 7.00%, 05/15/2032                         824,402       869,246
   Pool 586120, 7.00%, 09/15/2032                         773,985       817,957
   Pool 583902, 7.25%, 07/15/2032                         452,109       480,286
   Pool 591450, 7.50%, 07/15/2032                         921,822       969,852
                                                                   ------------
                                                                    101,895,089
                                                                   ------------
   GNMA Single Family - 0.05%
   Pool 582048, 6.50%, 01/15/2032                         169,453       172,656
   Pool 530199, 7.00%, 03/20/2031                          66,003        67,686
   Pool 547302, 7.50%, 02/20/2031                          84,807        88,134
                                                                   ------------
                                                                        328,476
                                                                   ------------
   HUD - 0.02%
   Housing Urban Development
   Series 97-A, 7.13%, 08/01/2017                         140,000       141,774
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

   SBA - 1.57%
   Small Business Association
   Pool 507253, 5.00%, 05/25/2030 (b)                   3,777,019     3,775,565
   Pool 507417, 5.10%, 09/25/2030 (b)                   4,192,332     4,206,686
   Pool 507529, 4.25%, 11/25/2030 (b)                   2,170,089     2,177,556
                                                                   ------------
                                                                     10,159,807
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS (Cost $427,722,940)                                  411,441,764
                                                                   ------------
MUNICIPAL BONDS - 34.54%
   Alabama - 0.13%
   Alabama Incentive
   7.75%, 10/01/2019                                      800,000       861,928
                                                                   ------------
   Arizona - 0.11%
   Phoenix Industrial Development Authority
   5.04%, 10/20/2016                                      750,000       702,855
                                                                   ------------
   Arkansas - 0.10%
   Arkansas Development Finance Authority
   3.45%, 10/01/2007                                      660,000       643,672
                                                                   ------------
   California - 1.56%
   California Housing Finance Agency
   5.14%, 08/01/2036 (b)                                  250,000       250,000

   Los Angeles Community Redevelopment Agency
   5.06%, 12/01/2038 (b)                                  250,000       250,000
   5.83%, 12/01/2017                                    3,200,000     3,197,312
   5.90%, 09/01/2035                                    1,635,000     1,497,202

   Napa Community Redevelopment Agency
   5.60%, 09/01/2018                                      500,000       486,155

   Sacramento County Housing Authority
   7.65%, 09/01/2015                                      860,000       892,121

   San Diego Redevelopment Agency
   3.00%, 09/01/2006                                      185,000       183,947
   3.50%, 09/01/2007                                      185,000       180,703
   4.00%, 09/01/2008                                      195,000       188,863
   4.30%, 09/01/2009                                      200,000       192,038
   6.25%, 09/01/2013                                    1,240,000     1,274,485

   San Mateo Redevelopment Agency
   4.25%, 08/01/2012                                      395,000       367,334
   4.375%, 08/01/2013                                     405,000       373,576
   4.50%, 08/01/2014 to 08/01/2015                        870,000       796,009
                                                                   ------------
                                                                     10,129,745
                                                                   ------------
   Colorado - 0.32%
   Colorado Housing & Finance Authority
   5.14%, 04/01/2036 (b)                                  355,000       355,000
   5.22%, 05/01/2036                                    1,492,875     1,439,564
   7.125%, 10/01/2012                                     290,000       296,061
                                                                   ------------
                                                                      2,090,625
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

   Connecticut - 0.89%
   Connecticut Housing Finance Authority
   3.44%, 11/15/2008                                      110,000       105,339
   3.49%, 11/15/2007                                      345,000       336,323
   3.77%, 11/15/2009                                      100,000        95,147
   3.96%, 11/15/2010                                      100,000        94,715
   4.16%, 11/15/2011                                       50,000        47,198
   4.34%, 11/15/2012                                      560,000       526,294
   4.46%, 11/15/2009                                      475,000       460,251
   4.54%, 11/15/2010                                      475,000       457,040
   4.61%, 11/15/2011                                      510,000       487,489
   4.71%, 11/15/2013                                      540,000       512,941
   5.34%, 11/15/2018                                      140,000       140,449
   5.85%, 11/15/2022                                    2,570,000     2,510,119
                                                                   ------------
                                                                      5,773,305
                                                                   ------------
   Delaware - 0.09%
   Delaware State Housing Authority
   4.00%, 07/01/2020                                      555,000       554,562
                                                                   ------------
   Florida - 4.66%
   Boynton Beach Community Redevelopment Agency
   5.65%, 10/01/2026                                    4,690,000     4,440,351

   Charlotte County Florida Housing Finance
   5.01%, 07/01/2037 (a)                                7,000,000     7,002,380

   Florida Housing Finance Corp.
   5.06%, 01/01/2045 (b)                                7,900,000     7,900,000
   6.85%, 04/01/2021                                      355,000       365,916
   7.875%, 07/01/2015                                     485,000       499,584

   Miami Beach
   4.36%, 12/01/2007                                    1,710,000     1,684,641
   4.67%, 12/01/2011                                    3,000,000     2,868,330

   Miami-Dade County Housing Finance Authority
   3.80%, 09/01/2012                                      180,000       172,595
   4.00%, 06/01/2016                                    1,500,000     1,379,595
   4.625%, 11/01/2014                                     290,000       279,574
   6.60%, 08/01/2016                                      425,000       431,426
   7.15%, 01/01/2019                                      280,000       292,589

   Miami-Dade County Industrial Development Authority
   3.47%, 05/01/2028 (b)                                2,405,000     2,405,000

   Palm Beach County Housing Finance Authority
      Housing Revenue
   4.50%, 12/01/2015                                      490,000       480,063
                                                                   ------------
                                                                     30,202,044
                                                                   ------------
   Georgia - 0.29%
   Fulton County Housing Authority
   6.30%, 10/15/2014                                      540,000       534,432

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

   Georgia St Housing & Finance Authority
   4.55%, 06/01/2020                                      835,000       838,123
   4.875%, 12/01/2024                                     500,000       502,650
                                                                   ------------
                                                                      1,875,205
                                                                   ------------
   Idaho - 0.01%
   Idaho Housing & Finance Association
   1.60%, 07/01/2006                                       90,000        89,795
                                                                   ------------
   Illinois - 1.67%
   Illinois Housing Development Authority
   1.45%, 08/01/2006                                      390,000       388,027
   3.46%, 05/01/2027 (b)                                  500,000       500,000
   4.55%, 12/01/2009                                    2,315,000     2,300,462
   5.08%, 01/01/2013                                      460,000       443,794
   5.11%, 07/01/2013                                      465,000       447,623
   5.16%, 01/01/2015 to 07/01/2015                      1,050,000     1,003,345
   5.31%, 08/01/2036                                    2,000,000     1,968,200
   5.50%, 12/01/2014                                    2,000,000     1,963,200
   6.21%, 06/01/2026                                    1,320,000     1,329,055
   7.82%, 06/01/2022                                      160,000       162,019

   Upper Illinois River Valley Development Authority
   7.85%, 02/01/2007                                      300,000       301,830
                                                                   ------------
                                                                     10,807,555
                                                                   ------------
   Indiana - 0.61%
   City of Elkhart
   6.60%, 05/20/2014                                      465,000       480,075

   Indiana Housing Finance Authority
   2.20%, 07/01/2007                                      315,000       307,053
   7.34%, 07/01/2030                                    3,035,000     3,160,861
                                                                   ------------
                                                                      3,947,989
                                                                   ------------
   Iowa - 0.12%
   Iowa Finance Authority
   6.55%, 12/01/2015                                      780,000       796,520
                                                                   ------------
   Kentucky - 1.22%
   Kentucky Housing Corp.
   4.66%, 01/01/2013                                      875,000       831,644
   4.69%, 07/01/2013                                    1,180,000     1,117,956
   4.73%, 01/01/2014                                    1,185,000     1,119,232
   4.74%, 07/01/2014                                      885,000       833,334
   4.78%, 01/01/2015                                    1,125,000     1,056,262
   4.97%, 07/01/2010                                    1,000,000       975,170
   5.17%, 01/01/2013 to 07/01/2013                      1,340,000     1,303,194
   5.18%, 01/01/2014                                      160,000       154,838

   Kentucky Housing Corporation
   5.81%, 07/01/2014                                      500,000       497,435
                                                                   ------------
                                                                      7,889,065
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

   Louisiana - 0.01%
   Louisiana Housing Finance Agency
   5.04%, 06/01/2033                                       50,000        50,000
                                                                   ------------
   Maryland - 1.33%
   Maryland Community Development Administration
   Department of Housing & Community Development
   3.47%, 09/01/2035 (b)                                 1,000,000    1,000,000
   4.94%, 05/15/2036 (b)                                 7,600,000    7,600,000
                                                                   ------------
                                                                      8,600,000
                                                                   ------------
   Massachusetts - 0.83%
   Massachusetts State Development Finance Agency
   4.85%, 09/01/2013                                       25,000        25,497

   Massachusetts State Housing Finance Agency
   5.27%, 12/01/2013                                    1,230,000     1,219,680
   5.42%, 06/01/2009                                      250,000       249,385
   5.54%, 12/01/2025                                    3,210,000     2,972,236
   5.84%, 12/01/2036                                    1,000,000       930,350
                                                                   ------------
                                                                      5,147,763
                                                                   ------------
   Minnesota - 0.36%
   Minnesota State Housing Finance Agency
   5.85%, 07/01/2036                                    1,000,000       997,140

   St Paul Housing & Redevelopment Authority
   4.62%, 09/01/2009                                      250,000       244,122
   5.14%, 09/01/2013                                    1,150,000     1,098,354
                                                                   ------------
                                                                      2,339,616
                                                                   ------------
   Mississippi - 0.30%
   Mississippi Development Bank Special Obligation
   5.00%, 06/01/2014                                      395,000       375,989
   5.06%, 03/01/2031 (b)                                1,600,000     1,600,000
                                                                   ------------
                                                                      1,975,989
                                                                   ------------
   Missouri - 0.27%
   Missouri Housing Development Commission
   4.00%, 03/01/2025                                      410,000       404,949
   4.15%, 09/25/2025                                      346,284       338,600
   6.00%, 03/01/2025                                      985,000       982,862
                                                                   ------------
                                                                      1,726,411
                                                                   ------------
   Nevada - 1.11%
   City of Las Vegas
   3.49%, 04/01/2030 (b)                                  500,000       500,000

   Nevada Housing Division
   3.83%, 10/01/2013                                    1,800,000     1,735,398
   4.00%, 04/01/2007                                      100,000        98,686
   5.07%, 04/01/2031 (b)                                  585,000       585,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

   5.11%, 04/01/2017                                      230,000       215,423
   5.15%, 10/01/2026 (b)(c)                             1,175,000     1,175,000
   5.15%, 10/01/2026 (b)(c)                               500,000       500,000
   5.41%, 10/01/2014                                    1,060,000     1,044,535
   5.70%, 10/01/2006                                       85,000        85,050
   6.24%, 04/01/2013                                    1,280,000     1,293,350
                                                                   ------------
                                                                      7,232,442
                                                                   ------------
   New Jersey - 0.92%
   City of Elizabeth
   7.00%, 08/01/2010                                      115,000       115,217
   7.18%, 08/01/2013                                      125,000       125,248

   New Jersey St Housing & Mortgage Finance Agency
   3.70%, 11/01/2039 (b)                                1,450,000     1,450,000
   3.80%, 10/01/2023 (b)                                  700,000       700,000
   5.02%, 11/01/2047 (b)                                1,600,000     1,600,000
   5.05%, 05/01/2028 (b)                                2,000,000     2,000,000
                                                                   ------------
                                                                      5,990,465
                                                                   ------------
   New Mexico - 0.29%
   New Mexico Mortgage Finance Authority
   4.16%, 03/01/2009                                      110,000       106,264
   4.625%, 03/01/2013                                     445,000       435,263
   7.58%, 09/01/2027                                    1,310,000     1,336,554
                                                                   ------------
                                                                      1,878,081
                                                                   ------------
   New York - 0.97%
   City of Binghamton
   7.00%, 08/01/2010                                       90,000        90,167
   7.18%, 08/01/2013                                      140,000       140,294

   New York City Housing Development Corp.
   4.25%, 11/01/2009                                    1,050,000     1,009,060
   4.43%, 11/01/2010                                    1,120,000     1,071,090
   4.66%, 11/01/2010                                    3,455,000     3,385,313

   New York State Housing Finance Agency
   8.11%, 11/15/2038                                      170,000       176,016

   Schenectady Metroplex Development Authority
   5.30%, 08/01/2028                                      500,000       447,245
                                                                   ------------
                                                                      6,319,185
                                                                   ------------
   Ohio - 0.38%
   County of Cuyahoga
   4.25%, 06/01/2011                                      870,000       822,741
   5.10%, 06/01/2018                                      730,000       678,528

   Ohio Housing Finance Agency
   5.57%, 09/01/2016                                    1,000,000       993,980
                                                                   ------------
                                                                      2,495,249
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

   Oregon - 0.34%
   City of Portland
   4.10%, 06/01/2008                                      360,000       350,953
   4.30%, 06/01/2011 to 06/01/2012                        705,000       661,762
   4.35%, 06/01/2013                                      320,000       295,207
   4.45%, 06/01/2014                                      300,000       275,115
   5.08%, 12/15/2024 (b)                                  600,000       600,000
                                                                   ------------
                                                                      2,183,037
                                                                   ------------
   Pennsylvania - 2.47%
   Allegheny County Redevelopment Authority
   5.00%, 09/01/2013                                    1,585,000     1,518,890

   Commonwealth Financing Authority
   4.95%, 06/01/2008                                    3,000,000     2,974,290
   5.00%, 06/01/2009                                    4,170,000     4,117,708
   5.08%, 06/01/2010                                    1,730,000     1,703,669
   5.13%, 06/01/2012                                      985,000       961,222
   5.24%, 06/01/2014                                      500,000       485,090
   5.63%, 06/01/2023                                    1,000,000       980,930

   Pennsylvania Housing Finance Agency
   3.47%, 04/01/2035 (b)                                  500,000       500,000
   3.46%, 04/01/2034 (b)                                  985,000       985,000
   5.84%, 04/01/2037                                    1,000,000     1,003,090

   Quakertown General Authority
   6.05%, 07/20/2017                                      765,000       778,885
                                                                   ------------
                                                                     16,008,774
                                                                   ------------
   Rhode Island - 0.08%
   Rhode Island Housing & Mortgage Finance Corp.
   5.29%, 10/01/2018                                      575,000       543,093
                                                                   ------------
   South Dakota - 0.24%
   South Dakota Housing Development Authority
   3.45%, 05/01/2032 (b)                                1,550,000     1,550,000
                                                                   ------------
   Tennessee - 0.04%
   Tennessee Housing Development Agency
   2.80%, 01/01/2007                                      250,000       248,118
                                                                   ------------
   Texas - 2.39%
   Texas Department of Housing & Community Affairs
   5.10%, 09/01/2019 (b)                                1,100,000     1,100,000
   7.01%, 09/01/2026                                    8,455,000     8,689,542

   Texas Public Finance Authority
   2.625%, 06/15/2006                                   3,800,000     3,797,074
   2.875%, 12/15/2006                                     700,000       691,026
   3.125%, 06/15/2007                                   1,225,000     1,197,364
                                                                   ------------
                                                                     15,475,006
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

   Utah - 4.10%
   Utah Housing Corp.
   3.36%, 07/01/2014                                    2,750,000     2,550,295
   3.39%, 07/01/2014                                    1,780,000     1,762,841
   3.48%, 07/01/2014                                    1,670,000     1,585,064
   3.52%, 07/01/2014                                    1,490,000     1,476,739
   4.04%, 07/01/2015                                    3,035,000     2,990,386
   4.55%, 07/01/2015                                    1,575,000     1,496,171
   4.78%, 07/01/2015                                    2,000,000     1,957,240
   4.87%, 07/20/2014                                      165,000       158,355
   4.96%, 07/01/2016                                    1,325,000     1,243,817
   5.26%, 07/20/2018                                      695,000       674,359
   5.50%, 07/01/2016                                    3,000,000     2,983,830
   6.10%, 07/20/2028                                    4,250,000     4,222,885
   6.21%, 07/20/2018                                    1,035,000     1,058,132
   6.25%, 07/20/2018                                      750,000       755,362

   West Jordan Redevelopment Agency
   4.92%, 06/01/2009                                      865,000       851,108
   5.00%, 06/01/2010                                      835,000       818,467
                                                                   ------------
                                                                     26,585,051
                                                                   ------------
   Virginia - 5.66%
   Virginia Housing Development Authority
   4.40%, 09/01/2012                                    1,320,000     1,234,147
   4.82%, 03/01/2016                                    1,280,000     1,184,845
   4.84%, 12/01/2013                                    1,045,000       992,050
   4.89%, 12/01/2014                                    2,485,000     2,347,803
   5.00%, 12/25/2032                                    2,133,365     2,000,698
   5.07%, 03/01/2023                                    3,880,000     3,437,796
   5.35%, 12/01/2019                                    4,845,000     4,569,368
   5.50%, 12/01/2020 to 03/25/2036                     18,557,963    17,855,174
   6.00%, 05/01/2013                                    1,000,000     1,010,160
   6.50%, 06/25/2032                                    1,568,448     1,582,662
   6.75%, 03/01/2010                                      500,000       516,720
                                                                   ------------
                                                                     36,731,423
                                                                   ------------
   Washington - 0.67%
   State of Washington
   3.40%, 07/01/2007                                    1,000,000       979,810
   4.40%, 07/01/2009                                    2,000,000     1,946,200

   Washington State Housing Finance Commission
   5.13%, 09/15/2037 (b)                                  700,000       700,000
   6.03%, 01/01/2020                                      760,000       741,684
                                                                   ------------
                                                                      4,367,694
                                                                   ------------
   TOTAL MUNICIPAL BONDS (Cost $229,987,666)                        224,061,647
                                                                   ------------

                                                         Shares       Value
                                                       ----------  ------------
   MISCELLANEOUS INVESTMENTS - 1.28%
   Miscellaneous Investments - 1.28%
   CRF Affordable Housing, 5.5%, 04/25/2035 (c)         8,560,456     8,243,745
   CRF-17 LLC Notes, 2.77%, 07/01/2010 (c)                 72,330        72,330
                                                                   ------------
   TOTAL MISCELLANEOUS INVESTMENTS
   (Cost $8,780,390)                                                  8,316,075
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

                                                        Principal
                                                          Amount       Value
                                                       ----------  ------------
   SHORT TERM INVESTMENTS - 3.52%
   Certificate of Deposit - 0.46%

   Delta Southern Credit Union
   3.25%, 10/31/2006                                      100,000       100,000

   Hope Community Credit Union
   4.00%, 09/12/2006                                      100,000       100,000

   Latino Community Credit
   4.00%, 05/10/2007                                      100,000       100,000

   Liberty Bank Credit Union
   2.50%, 10/28/2006                                      100,000       100,000

   Neighborhood National Bank
   4.60%, 05/17/2007                                    2,000,000     2,000,000

   Self Help Credit Union
   3.85%, 07/04/2006                                      100,000       100,000

   Shore Bank
   4.50%, 04/26/2007                                      500,000       500,000
                                                                   ------------
                                                                      3,000,000
                                                                   ------------

                                                           Shares         Value
                                                       ----------  ------------
   Money Market Funds - 3.06%
   Evergreen Institutional Money Market Fund           19,845,868    19,845,868
                                                                   ------------
   TOTAL SHORT TERM INVESTMENTS
   (Cost $22,845,868)                                              $ 22,845,868
                                                                   ------------
   Total Investments (Cost $689,336,864) - 102.77%                 $666,665,354
   Liabilities in Excess of Other Assets, Net (2.77)%               (17,987,822)
                                                                   ------------
   TOTAL NET ASSETS - 100.00%                                      $648,677,532
                                                                   ============

Footnotes

The following information for the Funds is presented on an income tax basis as of May 31, 2006:

   Cost of Investments                                             $689,336,864
                                                                   ============
   Gross Unrealized Appreciation                                        493,221
   Gross Unrealized Depreciation                                    (23,164,731)
                                                                   ------------
   Net Unrealized Depreciation                                      (22,671,510)
                                                                   ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

(a) Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such valuation methodologies are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at May 31, 2006 is $34,632,066, which represents 5.34% of total net assets.

(b) Variable rate security, the coupon rate shown is the effective rate as of May 31, 2006.

(c) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2006, these securities amounted to $9,991,075, which represents 1.54% of total net assets.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of assets and liabilities as of May 31, 2006

--------------------------------------------------------------------------------
Assets:
--------------------------------------------------------------------------------
   Investments, at market (identified cost; $689,336,864)         $ 666,665,354
   Receivables:
   Interest                                                           5,108,542
   Capital shares sold                                                   68,530
   Prepaid expenses                                                      29,235
                                                                  -------------
   Total Assets                                                   $ 671,871,661
                                                                  =============

--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
   Payables:
   Investment securities purchased                                $  21,067,073
   Distributions payable                                              1,476,383
   Advisory fees due to Advisor                                         271,178
   Accrued expenses                                                     171,199
   Distribution 12b-1 fees                                              135,589
   Trustee fees                                                          36,875
   Capital shares payable                                                35,832
                                                                  -------------
   Total Liabilities                                              $  23,194,129
                                                                  =============

--------------------------------------------------------------------------------
Net Assets:                                                       $ 648,677,532
--------------------------------------------------------------------------------
   Net Assets consist of:
   Paid-In Capital                                                  673,913,221
   Undistributed realized loss on investments                        (2,564,179)
   Net unrealized depreciation on investments                       (22,671,510)
                                                                  -------------
   Net Assets (Unlimited shares of beneficial interest
     with no par value authorized;
     63,547,256 shares outstanding)                               $ 648,677,532
                                                                  =============

   Net Asset Value and offering price per share
     ($648,677,532/63,547,256 shares)                             $       10.21

--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Statement of operations for the fiscal year ended May 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Income:
--------------------------------------------------------------------------------
Interest                                                          $  31,815,205
Dividends                                                               326,350
                                                                  -------------
    Total investment income                                       $  32,141,555
                                                                  =============
--------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------
Investment advisory fees                                          $   3,188,298
Distribution fees                                                     1,594,149
Accounting and administration fees                                      381,330
Custodian fees                                                           81,364
Consulting fees                                                          26,536
Insurance expense                                                       116,410
Interest expense                                                          6,532
Officers' compensation fees                                              35,000
Printing expense                                                         17,619
Professional fees                                                       297,389
Registration and filing expenses                                         31,856
Trustee fees                                                            156,375
Other                                                                   143,463
                                                                  -------------
   Total net expenses                                             $   6,076,321
                                                                  -------------
Net investment income                                             $  26,065,234
                                                                  =============

--------------------------------------------------------------------------------
Realized and unrealized loss on investments:
--------------------------------------------------------------------------------
Net realized loss on investments                                     (2,000,953)
                                                                  -------------
Net change in unrealized appreciation/(depreciation)
on investments                                                      (31,082,180)
                                                                  -------------
Net change in unrealized appreciation/(depreciation)
on investments                                                      (33,083,133)
                                                                  =============
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations              $  (7,017,899)
                                                                  =============
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of changes in net assets

--------------------------------------------------------------------------------
                                                   For the           For the
                                                 Fiscal Year        Fiscal Year
                                                    Ended             Ended
Increase in Net Assets                           May 31, 2006      May 31, 2005
--------------------------------------------------------------------------------

Operations:
     Net investment income                       $  26,065,234    $  19,792,916
     Net realized loss on investments               (2,000,953)        (403,933)
     Net change in unrealized appreciation/
       (depreciation) on investments               (31,082,180)      13,189,302
                                                 -------------    -------------
Net increase/(decrease) in net assets
  resulting from operations                         (7,017,899)      32,578,285
                                                 =============    =============
Distributions to shareholders from:
    Net investment income                          (26,075,234)     (19,782,916)
                                                 -------------    -------------
    Total distributions                            (26,075,234)     (19,782,916)
                                                 =============    =============
Capital share transactions:
    Shares sold                                     97,810,066      140,653,816
    Shares reinvested                               10,317,076        8,521,125
    Shares redeemed                                (46,342,032)      (8,743,297)
Increase in net assets from capital
  share transactions                                61,785,110      140,431,644
                                                 -------------    -------------
Increase in net assets                              28,691,977      153,227,013
                                                 =============    =============

--------------------------------------------------------------------------------
Net Assets:
--------------------------------------------------------------------------------
Beginning of year                                  619,985,555      466,758,542
                                                 -------------    -------------
End of year                                      $ 648,677,532    $ 619,985,555
                                                 =============    =============
    Undistributed net investment income          $          --    $      10,000

--------------------------------------------------------------------------------
Share Transactions:
--------------------------------------------------------------------------------
    Shares sold                                      9,338,898       13,170,189
    Shares reinvested                                  984,106          798,537
    Shares redeemed                                 (4,422,347)        (818,306)
                                                 -------------    -------------
Increase in shares                                   5,900,657       13,150,420
Shares outstanding at beginning of year             57,646,599       44,496,179
                                                 -------------    -------------
Shares outstanding at end of year                   63,547,256       57,646,599
                                                 =============    =============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Financial Highlights--Per share data (for a share outstanding throughout each year)

--------------------------------------------------------------------------------------------------------------------
                                    For the           For the          For the          For the         For the
                                  Fiscal Year       Fiscal Year      Fiscal Year      Fiscal Year      Fiscal Year
                                     Ended             Ended            Ended            Ended           Ended
                                    5/31/06           5/31/05          5/31/04          5/31/03         5/31/02
--------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Year                 $      10.75     $      10.49     $      11.14     $      10.39     $      10.24
                                  ------------     ------------     ------------     ------------     ------------
Investment
Operations:
   Net investment
      income(a)                           0.43             0.39             0.39             0.48             0.53
   Net realized and
      unrealized
      gain/(loss) on
      investments(a)                     (0.54)            0.26            (0.56)            0.75             0.19
                                  ------------     ------------     ------------     ------------     ------------
Total from
  investment
  operations                             (0.11)            0.65            (0.17)            1.23             0.72

--------------------------------------------------------------------------------------------------------------------
Distributions from:
--------------------------------------------------------------------------------------------------------------------
   Net investment
      income                             (0.43)           (0.39)           (0.39)           (0.48)           (0.53)
   Realized capital
      gains                                 --               --            (0.09)              --            (0.04)
                                  ------------     ------------     ------------     ------------     ------------
Total distributions                      (0.43)           (0.39)           (0.48)           (0.48)           (0.57)

--------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Year                       $      10.21     $      10.75     $      10.49     $      11.14     $      10.39
--------------------------------------------------------------------------------------------------------------------
Total Return                             (1.07)%           6.25%           (1.61)%          12.11%            7.12%

--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of
  period (in 000's)               $    648,678     $    619,986     $    466,759     $    308,092     $    171,193
Ratio of expenses to
  average net assets:
Before advisory fee
  waiver                                  0.95%            0.96%            0.99%            1.02%            1.25%
After advisory fee
  waiver                                  0.95%            0.96%            0.99%            1.00%            1.00%
Ratio of net investment
  income to average net assets:
Before advisory
  fee waiver                              4.09%            3.66%            3.65%            4.48%            5.04%
After advisory
  fee waiver                              4.09%            3.66%            3.65%            4.50%            5.29%
Portfolio turnover
  rate                                   48.89%           50.46%           54.04%           70.60%          104.65%

(a) Based on the average daily number of shares outstanding during the year.
--------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Notes to Financial Statements May 31, 2006

Note 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. CRAFund Advisors, Inc. (the "Advisor") is the Fund's investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Such valuation methodologies are approved on a quarterly basis by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. The Advisor has determined that all investments held by the Fund are liquid.

Mortgage Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities ("TBAs"). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the statement of net assets on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed- upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. At May 31, 2006, the Fund had no repurchase agreements outstanding.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                               Shares                 Amount
--------------------------------------------------------------------------------
Shares sold                                   9,338,898            $ 97,810,066
Shares reinvested                               984,106              10,317,076
Shares redeemed                              (4,422,347)            (46,342,032)
                                          -------------            ------------
Net increase                                  5,900,657            $ 61,785,110
--------------------------------------------------------------------------------

Transactions in shares of the Fund for the fiscal year ended May 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                               Shares                  Amount
--------------------------------------------------------------------------------
Shares sold                                  13,170,189           $ 140,653,816
Shares reinvested                               798,537               8,521,125
Shares redeemed                                (818,306)             (8,743,297)
                                         --------------           -------------
Net increase                                 13,150,420           $ 140,431,644
--------------------------------------------------------------------------------

Note 3 - INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2006, were as follows:

--------------------------------------------------------------------------------
Purchases:
--------------------------------------------------------------------------------
       U.S. Government                                                        --
       Other                                                        $350,244,185
--------------------------------------------------------------------------------
Sales:
--------------------------------------------------------------------------------
       U.S. Government                                                        --
       Other                                                        $304,471,401
--------------------------------------------------------------------------------

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At May 31, 2006, gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

--------------------------------------------------------------------------------
Appreciation                                                       $    493,221
Depreciation                                                        (23,164,731)
                                                                   ------------
Net depreciation on investments                                    $(22,671,510)
                                                                   ============
--------------------------------------------------------------------------------

Note 4 - ADVISORY AND DISTRIBUTION FEES

The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment adviser, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the fiscal year ended May 31, 2006, the Advisor received advisory fees of $3,188,298.

The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will pay the distributor annual fees of up to 0.25% of the Fund's average daily net assets for distribution and other services and the assumption of related expenses. For the fiscal year ended May 31, 2006, the Fund incurred distribution expenses of $1,594,149.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

For the year ended May 31, 2006, the Advisor has contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses exceed 1.00% of the Fund's average daily net assets. For the fiscal year ended May 31, 2006, the Advisor was not required to reimburse any Fund expenses.

The President and Treasurer of the Fund are affiliated with the Advisor.

Note 5 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of dividends (other than return of capital dividends for the year) for each fiscal year indicated were as follows:

--------------------------------------------------------------------------------
                                          Fiscal Year Ended    Fiscal Year Ended
                                            May 31, 2006         May 31, 2005
--------------------------------------------------------------------------------
Distributions paid from:
    Ordinary income                       $      26,075,234    $      19,782,916
                                          -----------------    -----------------
Total distributions                       $      26,075,234    $      19,782,916
                                          =================    =================
--------------------------------------------------------------------------------

The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed capital loss, net                                    $ (2,564,179)
Unrealized depreciation, net                                        (22,671,510)
                                                                   ------------
  Distributable earnings, net                                      $(25,235,689)
                                                                   ============
--------------------------------------------------------------------------------

For tax purposes, for the year ended May 31, 2006, the Fund distributed $26,075,234 of ordinary income. The Fund had tax basis capital losses of $2,000,593 and $403,933 available to offset future net capital gains through May 31, 2014 and 2013, respectively.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2007; should the Fund realize net capital losses in fiscal 2007 the losses will be carried forward and available for future years.

--------------------------------------------------------------------------------

Note 6 - PROXY POLICIES & N-Q FILINGS

Proxy Policies (Unaudited)

A description of the policies and procedures that The Community Reinvestment Act Qualified Investment Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund's Form N-Qs are available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The Community Reinvestment Act Qualified Investment Fund:

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the "Fund"), including the schedule of investments, as of May 31, 2006 and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended and the financial highlights for each year in the four-year period then ended. The financial highlights for the year ended May 31, 2002 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated July 5, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2006, the results of its operations for the year then ended, changes in net assets for each year in the two-year period then ended and financial highlights for each year in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

GRANT THORNTON LLP
New York, New York
July 7, 2006

--------------------------------------------------------------------------------

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the State of Delaware and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."

---------------------------------------------------------------------------------------------------------
                                                                              Number of
                                                                              Portfolios
                                                         Principal             in Fund          Other
                       Position(s)     Served in       Occupation(s)           Complex      Directorships
Name, Address and       Held with       Position        During Past            Overseen        Held by
Age(1)                  the Trust       Since(2)          5 Years           by Trustee(3)    Trustee(4)
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------
John E. Taylor         Chairman of        6/1/99   President and Chief            1               1
Age 56                  the Board                  Executive Officer,
                       and Trustee                 National Community
                                                   Reinvestment Coalition,
                                                   January 1992 to present.
---------------------------------------------------------------------------------------------------------
Burton Emmer             Trustee          6/1/99   Assistant to Chief             1               1
Age 69                                             Executive Officer, CHS
                                                   Electronics, Inc.,
                                                   October 1998 to
                                                   December 2000; Partner,
                                                   Grant Thornton LLP
                                                   (certified public
                                                   accountants), August
                                                   1979 to August 1998.
---------------------------------------------------------------------------------------------------------
Heinz Riehl              Trustee          6/1/99   President, Riehl World         1               1
Age 70                                             Training & Consulting,
                                                   Inc. (bank consulting), 1996
                                                   to present; Faculty Member,
                                                   New York University, 1982 to
                                                   present.
---------------------------------------------------------------------------------------------------------
Irvin M. Henderson       Trustee         6/26/00   President and CEO,             1               1
Age 51                                             Henderson & Company,
                                                   1993 to present.
---------------------------------------------------------------------------------------------------------
Robert O. Lehrman        Trustee         9/29/00   Self-employed attorney         1               1
Age 71                                             and business consultant
                                                   from January 1997
                                                   to present; Director,
                                                   Community Capital Bank
                                                   (NY).
---------------------------------------------------------------------------------------------------------

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------
David K. Downes        President     1/29/04   President and Chief                N/A            N/A
c/o CRAFund                                    Executive Officer,
Advisors, Inc.                                 CRAFund Advisors, Inc.
1830 Main Street                               since January 2004;
Suite 204                                      President and CEO of
Weston, FL 33326                               Delaware Family of
Age 66                                         Funds and COO of
                                               Delaware Investments
                                               from 1997 to August
                                               2003.
---------------------------------------------------------------------------------------------------------
Timothy Richards,        Chief        9/1/04   General Counsel and                N/A            N/A
J.D., LL.M            Compliance               Chief Compliance Officer,
c/o CRAFund             Officer                CRAFund Advisors, Inc.
Advisors, Inc.                                 since September 1,
1830 Main Street                               2004; General Counsel,
Suite 204                                      Quaker Funds, Inc. since
Weston, FL 33326                               September 2003; Chief
Age 41                                         Compliance Officer,
                                               Quaker Investment Trust,
                                               since March 2004; Chief
                                               Trust Officer, Millennium
                                               Bank 2001-2003; Senior
                                               Manager, Vanguard Fiduciary
                                               Trust Company, 1998-2000.
---------------------------------------------------------------------------------------------------------
Michael P. Malloy      Secretary      6/1/99   Partner, Drinker Biddle            N/A            N/A
Drinker Biddle & Reath                         & Reath LLP (law firm)
LLP                                            since 1993.
One Logan Square
18th and Cherry Sts.
Philadelphia, PA
19103
Age 46
---------------------------------------------------------------------------------------------------------
Joseph H. Hastings,    Treasurer      5/1/06   Chief Financial Officer of         N/A            N/A
CPA                                            CRA Fund Advisors, Inc.,
c/o CRAFund                                    since May 2006; Chief
Advisors, Inc.                                 Financial Officer of the
1830 Main Street                               Optimum Funds Trust
Suite 204                                      from July 2003 to
Weston, FL 33326                               December 2005; Chief
Age 56                                         Financial Officer of the
                                               Delaware Family Funds from
                                               August 2003 to March 2005;
                                               Senior Vice President of
                                               Delaware Investments from
                                               1997 to 2005.
---------------------------------------------------------------------------------------------------------

(1) Each Trustee may be contacted by writing to the Trustee, c/o CRAFund Advisors, Inc., 1830 Main Street, Suite 204, Weston, Florida 33326.

(2) Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

(3) The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.

(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 7, 2006, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees")), approved the continuation of the Trust's Advisory Agreement with the Advisor for an additional one-year period. In connection with such approvals, the Advisor reviewed, and answered Trustees' questions about, the written materials that the Advisor had provided relating to contract renewal, including a letter from the Trust dated March 30, 2006 responding to specific contract renewal questions. Among other things, those materials described (i) the nature, extent and quality of the Advisor's services to be provided to the Trust; (ii) the experience and qualifications of the Advisor's personnel involved in the management of the Trust; (iii) the Advisor's investment philosophy and process; (iv) the Advisor's assets under management; (v) the current advisory fee arrangement with the Trust; (vi) the Trust's performance, advisory fee, and expenses compared to other funds; (vii) the Advisor's financial statements and profitability analysis; (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust; and (ix) the extent to which economies of scale are relevant to the Trust. The Advisor also reviewed, and answered Trustees' questions concerning, the separate accounts managed by the Advisor, the fees charged by the Advisor in connection with the management of such accounts, the personnel of the Advisor responsible for the management of such accounts, and the Advisor's allocation of trades between the Trust and such accounts.

The Trustees then met in executive session with counsel to the Trust. Counsel to the Trust reviewed their firm's memorandum to the Board about the legal principles applicable to the Board's consideration of the approval of the Advisory Agreement, including without limitation, the Board's responsibilities under Federal and state law. The Trustees discussed the information that had been provided to them by the Advisor in connection with the continuation of the Advisory Agreement.

After further discussion, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor had the capabilities, resources and personnel necessary to manage the Trust; (ii) based on the services that the Advisor would provide to the Trust under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable;
(iii) the difference in management fees between the Trust and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor's direct and indirect expenses and resulting profitability in providing advisory services to the Trust was reasonable; and (v) economies of scale were currently not relevant to the Trust given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including a majority of the Independent Trustees, concluded that it was in the best interests of the Trust to continue the Advisory Agreement with the Advisor for an additional one-year period.

[LOGO] CRA Fund
       --------
       Advisors

1830 Main Street o Suite 204 o Weston, FL 33326
954-217-7999 o Fax: 954-217-0769 o Toll Free: 877-CRA-1977 o www.CRAFUND.com

ITEM 2.  CODE OF ETHICS.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

      (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Burt Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this item's instructions.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $55,000 and $48,250 for fiscal years ended May 31, 2006 and 2005, respectively.

      (b) Audit Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this item were $1,650 and $1,750 for the fiscal years ended May 31, 2006 and 2005, respectively for consent.

      (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $5,000 and $5,000 for the fiscal years ended May 31, 2006 and 2005, respectively.

      (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0 for the fiscal years ended May 31, 2006 and 2005, respectively.

      (e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

      (e)(2) There were no services described in each of paragraphs (b) through
             (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

      (g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended May 31, 2006 and May 31, 2005 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's accountant for the registrant's adviser.

      (h)    Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number 0001144204-04-011369).

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title) /s/ David K. Downes
                        --------------------------------------------------------
                             David K. Downes, President
Date:  August 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David K. Downes
                        --------------------------------------------------------
                             David K. Downes, President
Date:  August 7, 2006

By (Signature and Title) /s/ Joseph H. Hastings
                        --------------------------------------------------------
                             Joseph H. Hastings, Treasurer
Date:  August 7, 2006